Company Information - Equity financing - At-The-Market program (Details) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Oct. 01, 2021 $ / shares shares	Sep. 23, 2021 $ / shares shares	Aug. 02, 2021 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jun. 15, 2022	Jul. 15, 2020 EUR (€)
Tax dispute settlement
Issue of ordinary shares				$ 107.7	€ 9,366,000	€ 25,426,000	€ 109,099,000
Share capital | €					€ 421,000	€ 409,000	€ 386,000		€ 383,930.11
Number of shares outstanding | shares					42,134,169
ADS
Tax dispute settlement
Maximum aggregate sales proceeds | $			$ 100.0
ATM
Tax dispute settlement
Number of shares represented by one depositary receipt			1
Percentage of dilution subject to regulatory limit			20.00%
Issue of ordinary shares | €					€ 9,400,000
ATM | ADS
Tax dispute settlement
Number of shares represented by one depositary receipt	1	1						1
Issue of ADSs | shares	130,856	2,083,334
Funds raised, price per share | $ / shares	$ 14.40	$ 14.40